UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM 13F

                               Form 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended:  March 31, 2009

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:   Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA            May 15, 2009
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      18

Form 13F Information Table Value Total:      $ 102,441 (thousands)


List of Other Included Managers:             None

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                                 March 31, 2009


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                  Column 2    Column 3   Column 4         Column 5          Column 6    Column 7         Column 8

                              TITLE OF               Value     SHARES OR    SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)    PRIN. AMT.   PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ASPECT MED SYS INC             COM         045235108     7,372    1,759,433  SH          SOLE                   1,759,433
BGC PARTNERS INC               CL A        05541T101     8,912    4,032,411  SH          SOLE                   4,032,411
CARMAX INC                     COM         143130102     7,055      567,155  SH          SOLE                     567,155
CITI TRENDS INC                COM         17306X102    12,079      527,714  SH          SOLE                     527,714
COSI INC                       COM         22122P101     1,480    4,353,952  SH          SOLE                   4,353,952
FARO TECHNOLOGIES INC          COM         311642102     3,327      247,513  SH          SOLE                     247,513
FIRST ADVANTAGE CORP           CL A        31845F100     9,851      714,880  SH          SOLE                     714,880
GENTEX CORP                    COM         371901109     9,282      931,963  SH          SOLE                     931,963
GLOBAL CASH ACCESS HLDGS       COM         378967103     5,382    1,408,917  SH          SOLE                   1,408,917
ION GEOPHYSICAL CORP           COM         462044108     2,192    1,404,815  SH          SOLE                   1,404,815
ISHARES TR                     FTSE        464287184       314       11,000  SH          SOLE                      11,000
                               XNHUA IDX
JOY GLOBAL INC                 COM         481165108     1,086       51,000  SH          SOLE                      51,000
NIC INC                        COM         62914B100    12,368    2,378,421  SH          SOLE                   2,378,421
OBAGI MEDICAL PRODUCTS INC     COM         67423R108     5,583    1,037,803  SH          SOLE                   1,037,803
RADISYS CORP                   COM         750459109    10,090    1,664,946  SH          SOLE                   1,664,946
SPDR GOLD TRUST                GOLD SHS    78463V107       201        2,225  SH          SOLE                       2,225
SPDR SERIES TRUST              COM         78464A888        53        5,000  SH          SOLE                       5,000
SUPER MICRO COMPUTER INC       COM         86800U104     5,814    1,181,700  SH          SOLE                   1,181,700